Lease obligations (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Operating lease right-of-use assets | $	$ 343	$ 101
Current portion of long-term operating lease obligations | $	169	83
Long-term operating lease obligations, net of current maturities | $	160	9
Total operating lease liabilities | $	$ 329	$ 92
Weighted average remaining lease term : Operating leases	21 years	3 years
Weighted average discount rate : operating leases	4.00%	5.00%	4.00%	5.00%
Less: accumulated depreciation and amortization | $	$ (1,072)	$ (1,092)
Net book value of Property, plant and equipment | $	$ 151	$ 159
ZHEJIANG TIANLAN [Member]
Less: accumulated depreciation and amortization			¥ (80,430)	¥ (74,681)
Net book value of Property, plant and equipment			53,067	57,738
ZHEJIANG TIANLAN [Member] | Lease obligations
Operating lease right-of-use assets			2,529	2,529
Current portion of long-term operating lease obligations			0	563
Long-term operating lease obligations, net of current maturities			0	1,542
Total operating lease liabilities			¥ 0	¥ 2,105
Weighted average remaining lease term : Operating leases	0 months	33 months
Weighted average discount rate : operating leases	0.00%	3.60%	0.00%	3.60%
Less: accumulated depreciation and amortization			¥ (843)	¥ (140)
Written off			(1,686)
Net book value of Property, plant and equipment			¥ 0	¥ 2,389